Exhibit 99.1
MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC
CARMAX AUTO OWNER TRUST
SERIES 2015-3

Collection Period	06/01/16-06/30/16
Determination Date	7/11/2016
Distribution Date	7/15/2016

Additional information, including defined terms, can be found in the prospectus on the SEC's EDGAR system (http://www.sec.gov) under File No. 333-189212-09.

Pool Balance
1.	Pool Balance on the close of the last day of the preceding Collection Period		$752,924,153.17
2.	Collections allocable to Principal		$23,852,014.19
3.	Purchase Amount allocable to Principal		$0.00
4.	Defaulted Receivables		$1,202,108.21
5.	Pool Balance on the close of the last day of the related Collection Period		$727,870,030.77
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period		46,200
7.	Initial Pool Balance		$1,000,000,010.35
		Beginning of Period	End of Period
8.	Note Balances
	a. Class A-1 Note Balance	$0.00	$0.00
	b. Class A-2a Note Balance	$140,514,569.44	$127,374,771.55
	c. Class A-2b Floating Rate Note Balance	$127,409,583.68	$115,495,259.17
	d. Class A-3 Note Balance	$300,000,000.00	$300,000,000.00
	e. Class A-4 Note Balance	$115,500,000.00	$115,500,000.00
	f. Class B Note Balance	$18,500,000.00	$18,500,000.00
	g. Class C Note Balance	$20,000,000.00	$20,000,000.00
	h. Class D Note Balance	$26,000,000.00	$26,000,000.00
	i. Note Balance (sum a - h)	$747,924,153.12	$722,870,030.72
9.	Pool Factors
	a. Class A-1 Note Pool Factor	0.0000000	0.0000000
	b. Class A-2a Note Pool Factor	0.7280548	0.6599729
	c. Class A-2b Floating Rate Note Pool Factor	0.7280548	0.6599729
	d. Class A-3 Note Pool Factor	1.0000000	1.0000000
	e. Class A-4 Note Pool Factor	1.0000000	1.0000000
	f. Class B Note Pool Factor	1.0000000	1.0000000
	g. Class C Note Pool Factor	1.0000000	1.0000000
	h. Class D Note Pool Factor	1.0000000	1.0000000
	i. Note Pool Factor	0.7479242	0.7228700
10.	Overcollateralization Target Amount		$5,000,000.05
11.	Current overcollateralization amount (Pool Balance - Note Balance)		$5,000,000.05
12.	Weighted Average Coupon	%	7.21%
13.	Weighted Average Original Term (months)	months	66.07
14.	Weighted Average Remaining Term (months)	months	52.81
15.	1-Month LIBOR for the accrual period ending 7/15/2016		0.44205%
16.	Note Rate applicable to the Class A-2b notes for the accrual period ending 7/15/2016		0.89205%
Collections
17.	Finance Charges:
	a. Collections allocable to Finance Charge		$4,550,705.61
	b. Liquidation Proceeds allocable to Finance Charge		$2,160.64
	c. Purchase Amount allocable to Finance Charge		$0.00
	d. Available Finance Charge Collections (sum a - c)		$4,552,866.25
18.	Principal:
	a. Collections allocable to Principal		$23,852,014.19
	b. Liquidation Proceeds allocable to Principal		$570,980.62
	c. Purchase Amount allocable to Principal		$0.00
	d. Available Principal Collections (sum a - c)		$24,422,994.81
19.	Total Finance Charge and Principal Collections (17d + 18d)		$28,975,861.06
20.	Interest Income from Collection Account		$8,588.18
21.	Simple Interest Advances		$0.00
22.	Available Collections (Ln19 + 20 + 21)		$28,984,449.24

Available Funds
23.	Available Collections	$28,984,449.24
24.	Reserve Account Draw Amount	$0.00
25.	Available Funds	$28,984,449.24
Application of Available Funds
26.	Servicing Fee
	a. Monthly Servicing Fee	$627,436.79
	b. Amount Unpaid from Prior Months	$0.00
	c. Amount Paid	$627,436.79
	d. Shortfall Amount (a + b - c)	$0.00
27.	Unreimbursed Servicer Advances	$0.00
28.	Successor Servicer Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)
	a. Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)	$0.00
	b. Amount Paid	$0.00
	c. Shortfall Amount (a - b)	$0.00
29.	Class A Noteholder Interest Amounts
	a. Class A-1 Monthly Interest	$0.00
	b. Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	d. Total Class A-1 Note Interest (sum a - c)	$0.00
	e. Class A-2a Monthly Interest	$128,805.02
	f. Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	g. Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	h. Total Class A-2a Note Interest (sum e - g)	$128,805.02
	i. Class A-2b Monthly Interest	$94,713.10
	j. Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	k. Interest Due on Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	l. Total Class A-2b Note Interest (sum i - k)	$94,713.10
	m. Class A-3 Monthly Interest	$407,500.00
	n. Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	o. Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	p. Total Class A-3 Note Interest (sum m - o)	$407,500.00
	m. Class A-4 Monthly Interest	$190,575.00
	r. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	s. Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	t. Total Class A-4 Note Interest (sum q - s)	$190,575.00
30.	Priority Principal Distributable Amount	$0.00
31.	Class B Noteholder Interest Amount
	a. Class B Monthly Interest	$35,150.00
	b. Additional Note Interest related to Class B Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
	d. Total Class B Note Interest (sum a - c)	$35,150.00
32.	Secondary Principal Distributable Amount	$0.00
33.	Class C Noteholder Interest Amount
	a. Class C Monthly Interest	$44,666.67
	b. Additional Note Interest related to Class C Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
	d. Total Class C Note Interest (sum a - c)	$44,666.67
34.	Tertiary Principal Distributable Amount	$0.00
35.	Class D Noteholder Interest Amount
	a. Class D Monthly Interest	$70,850.00
	b. Additional Note Interest related to Class D Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00
	d. Total Class D Note Interest (sum a - c)	$70,850.00

36.	Quaternary Principal Distributable Amount	$20,054,122.35
37.	Required Payment Amount (Ln 26 + Ln 28 + (sum of Ln 29 through Ln 36))	$21,653,818.93
38.	Reserve Account Deficiency	$0.00
39.	Regular Principal Distributable Amount	$5,000,000.05
40.	Remaining Unpaid Servicer Transition Expenses, if any	$0.00
41.	Additional Servicing Fees, if any	$0.00
42.	Remaining Unpaid Successor Servicer Indemnity Amounts and Transition Expenses, if any	$0.00
Collection Account Activity
43.	Deposits
	a. Total Daily Deposits of Finance Charge Collections	$4,552,866.25
	b. Total Daily Deposits of Principal Collections	$24,422,994.81
	c. Withdrawal from Reserve Account	$0.00
	d. Interest Income	$8,588.18
	e. Total Deposits to Collection Account (sum a - d)	$28,984,449.24
44.	Withdrawals
	a. Servicing Fee and Unreimbursed Servicer Advances	$627,436.79
	b. Successor Servicer Transition Expenses and Indemnity Amounts	$0.00
	c. Deposit to Note Payment Account for Monthly Note Interest/Principal	$26,026,382.19
	d. Deposit to Reserve Account	$0.00
	e. Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$2,330,630.26
	f. Total Withdrawals from Collection Account (sum a - e)	$28,984,449.24
Note Payment Account Activity
45.	Deposits
	a. Class A-1 Interest Distribution	$0.00
	b. Class A-2a Interest Distribution	$128,805.02
	c. Class A-2b Interest Distribution	$94,713.10
	d. Class A-3 Interest Distribution	$407,500.00
	e. Class A-4 Interest Distribution	$190,575.00
	f. Class B Interest Distribution	$35,150.00
	g. Class C Interest Distribution	$44,666.67
	h. Class D Interest Distribution	$70,850.00
	i. Class A-1 Principal Distribution	$0.00
	j. Class A-2a Principal Distribution	$13,139,797.89
	k. Class A-2b Principal Distribution	$11,914,324.51
	l. Class A-3 Principal Distribution	$0.00
	m. Class A-4 Principal Distribution	$0.00
	n. Class B Principal Distribution	$0.00
	o. Class C Principal Distribution	$0.00
	p. Class D Principal Distribution	$0.00
	q. Total Deposits to Note Payment Account (sum a - p)	$26,026,382.19
46.	Withdrawals
	a. Class A-1 Distribution	$0.00
	b. Class A-2a Distribution	$13,268,602.91
	c. Class A-2b Distribution	$12,009,037.61
	d. Class A-3 Distribution	$407,500.00
	e. Class A-4 Distribution	$190,575.00
	f. Class B Distribution	$35,150.00
	g. Class C Distribution	$44,666.67
	h. Class D Distribution	$70,850.00
	i. Total Withdrawals from Note Payment Account (sum a - h)	$26,026,382.19

Certificate Payment Account Activity
47.	Deposits
	a. Excess Collections	$2,330,630.26
	b. Reserve Account surplus (Ln 57)	$868.11
	c. Total Deposits to Certificate Payment Account (sum a - b)	$2,331,498.37
48.	Withdrawals
	a. Certificateholder Distribution	$2,331,498.37
	b. Total Withdrawals from Certificate Payment Account	$2,331,498.37
Required Reserve Account Amount
49.	Lesser of: (a or b)
	a. $2,500,000.03	$2,500,000.03
	b. Note Balance	$722,870,030.72
50.	Required Reserve Account Amount	$2,500,000.03
Reserve Account Reconciliation
51.	Beginning Balance (as of end of preceding Distribution Date)	$2,500,000.03
52.	Investment Earnings	$868.11
53.	Reserve Account Draw Amount	$0.00
54.	Reserve Account Amount (Ln 51 + Ln 52 - Ln 53)	$2,500,868.14
55.	Deposit from Available Funds (Ln 44d)	$0.00
56.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
57.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 56 exist	$868.11
58.	Ending Balance (Ln54 + Ln55 - Ln56 - Ln57)	$2,500,000.03
59.	Reserve Account Deficiency (Ln50 - Ln58)	$0.00
Instructions to the Trustee
60.	Amount to be deposited from the Reserve Account into the Collection Account	$0.00
61.	Amount to be paid to Servicer from the Collection Account	$627,436.79
62.	Amount to be deposited from the Collection Account into the Note Payment Account	$26,026,382.19
63.	Amount to be deposited from the Collection Account into the Certificate Payment Account	$2,330,630.26
64.	Amount to be deposited from the Collection Account into the Reserve Account	$0.00
65.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a. the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b. the Certificate Payment Account for payment to the Certificateholder, if no unfunded Regular Principal distributable amount exists	$868.11
66.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account	$0.00
67.	Amount to be paid to Class A-2a Noteholders from the Note Payment Account	$13,268,602.91
68.	Amount to be paid to Class A-2b Noteholders from the Note Payment Account	$12,009,037.61
69.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account	$407,500.00
70.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account	$190,575.00
71.	Amount to be paid to Class B Noteholders from the Note Payment Account	$35,150.00
72.	Amount to be paid to Class C Noteholders from the Note Payment Account	$44,666.67
73.	Amount to be paid to Class D Noteholders from the Note Payment Account	$70,850.00
74.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections and Reserve Account surplus	$2,331,498.37

Delinquency Activity
		Number of Loans	Principal Balance
75.	Delinquency Analysis
	a. 31 to 60 days past due	783	$13,734,709.98
	b. 61 to 90 days past due	300	$5,110,046.66
	c. 91 to 120 days past due	107	$1,683,225.08
	d. 121 or more days past due	0	$0.00
	e. Total Past Due (sum a - d)	1,190	$20,527,981.72
	f. Delinquent Loans as a percentage of end of period Pool Balance (Ln 75e / Ln 5)%		2.8203%

Current Collection Period Credit Loss Activity
		Number of Loans	Principal Balance

76.	Defaulted Receivables (charge-offs)	77	$1,202,108.21
77.	Liquidation Proceeds (recoveries)	101	$573,141.26
78.	Net Losses (Ln 76 - Ln 77)		$628,966.95
79.	Ratio of Net Losses to Beginning of Period Pool Balance (Ln 78 / Ln 1)%		0.0835%

Cumulative Credit Loss Activity
		Number of Loans	Principal Balance

80.	Defaulted Receivables (charge-offs)	536	$9,753,989.37
81.	Liquidation Proceeds (recoveries)	417	$4,092,315.87
82.	Cumulative Net Losses (Ln 80 - Ln 81)		$5,661,673.50
83.	Ratio of Cumulative Net Losses to Initial Pool Balance (Ln 82 / Ln 7)%		0.5662%
84.	Average Net Loss on Defaulted Receivables		$10,562.82

Servicer Covenant
85.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter		$2,896,109,000.00
86.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?		Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on July 11, 2016.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Andrew J. McMonigle

Name:	Andrew J. McMonigle

Title:	Treasurer